SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 29 - SUBSEQUENT EVENTS There are no subsequent events that may significantly affect the Company’s consolidated financial position as of December 31, 2018.